Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill	€ (23,392)	€ (38,115)
Gross
Goodwill
Goodwill	(69,323)	(69,323)
Amortization and impairment
Goodwill
Goodwill	45,931	31,208
Lanvin
Goodwill
Goodwill		(14,723)
Lanvin | Gross
Goodwill
Goodwill	(45,931)	(45,931)
Lanvin | Amortization and impairment
Goodwill
Goodwill	45,931	31,208
Wolford
Goodwill
Goodwill	(11,701)	(11,701)
Wolford | Gross
Goodwill
Goodwill	(11,701)	(11,701)
St. John
Goodwill
Goodwill	(11,691)	(11,691)
St. John | Gross
Goodwill
Goodwill	€ (11,691)	€ (11,691)